SUBSEQUENT EVENTS (Details Narrative)	Mar. 28, 2025 CNY (¥)	Mar. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Mar. 01, 2023 $ / shares	Feb. 28, 2023 $ / shares	Mar. 14, 2022 $ / shares
Subsequent Event [Line Items]
Common stock, par value per share			$ 0.001	$ 0.001	$ 0.001	$ 1	$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
Equity consideration | ¥	¥ 27,000,000
Subsequent Event [Member] | Ordinary Shares [Member] | Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of shares authorized to issue | shares		1,250,000
Common stock, par value per share		$ 0.001